Phoenix Equity Trust

Supplement dated September 12, 2008 to the Prospectuses and Statement of Additional Information
dated June 6, 2008, as supplemented

Phoenix Insight Funds Trust

Supplement dated September 12, 2008 to the Prospectuses and Statement of Additional Information
dated May 1, 2008, as supplemented

Phoenix Institutional Mutual Funds

Supplement dated September 12, 2008 to the Prospectus and Statement of Additional Information
dated May 1, 2008, as supplemented

Phoenix Opportunities Trust

Supplement dated September 12, 2008 to the Prospectuses and Statement of Additional Information
dated January 31, 2008, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective on October 1, 2008, the Phoenix Funds will become Virtus Mutual Funds and all of the Funds’ names will change. Also on October 1, 2008, Phoenix Investment Partners, Ltd. and certain of its affiliates, including Phoenix Investment Counsel, Inc., adviser to the Phoenix Funds, will change their names as described in the tables below. All references in the Funds’ current Prospectuses and Statements of Additional Information to any of these entities are hereby amended to reflect such entity’s new name, as of the effective dates indicated in the tables below.

The Funds

Old Fund Name	New Fund Name
Phoenix All-Cap Growth Fund	Virtus All-Cap Growth Fund
Phoenix Balanced Fund	Virtus Balanced Fund
Phoenix Bond Fund	Virtus Bond Fund
Phoenix CA Tax-Exempt Bond Fund	Virtus CA Tax-Exempt Bond Fund
Phoenix Capital Growth Fund	Virtus Capital Growth Fund
Phoenix Core Bond Fund	Virtus Core Bond Fund
Phoenix Diversifier PHOLIO	Virtus Alternatives Diversifier Fund
Phoenix Global Infrastructure Fund	Virtus Global Infrastructure Fund
Phoenix Foreign Opportunities Fund	Virtus Foreign Opportunities Fund
Phoenix Growth & Income Fund	Virtus Growth & Income Fund
Phoenix Growth Opportunities Fund	Virtus Growth Opportunities Fund
Phoenix High Yield Fund	Virtus High Yield Fund
Phoenix Income & Growth Fund	Virtus Income & Growth Fund
Phoenix Insight Balanced Fund	Virtus Balanced Allocation Fund
Phoenix Insight Core Equity Fund	Virtus Core Equity Fund
Phoenix Insight Emerging Markets Fund	Virtus Emerging Markets Opportunities Fund
Phoenix Insight Government Money Market Fund	Virtus Insight Government Money Market Fund
Phoenix Insight High Yield Bond Fund	Virtus High Yield Income Fund
Phoenix Insight Index Fund	Virtus Index Fund
Phoenix Insight Intermediate Government Bond Fund	Virtus Intermediate Government Bond Fund
Phoenix Insight Intermediate Tax-Exempt Bond Fund	Virtus Intermediate Tax-Exempt Bond Fund
Phoenix Insight Money Market Fund	Virtus Insight Money Market Fund
Phoenix Insight Short/Intermediate Bond Fund	Virtus Short/Intermediate Bond Fund
Phoenix Insight Small-Cap Growth Fund	Virtus Disciplined Small-Cap Growth Fund
Phoenix Insight Small-Cap Opportunity Fund	Virtus Disciplined Small-Cap Opportunity Fund
Phoenix Insight Small-Cap Value Fund	Virtus Disciplined Small-Cap Value Fund

Old Fund Name	New Fund Name
Phoenix Insight Tax-Exempt Bond Fund	Virtus Tax-Exempt Bond Fund
Phoenix Insight Tax-Exempt Money Market Fund	Virtus Insight Tax-Exempt Money Market Fund
Phoenix Insight Value Equity Fund	Virtus Value Equity Fund
Phoenix Institutional Bond Fund	Virtus Institutional Bond Fund
Phoenix International Real Estate Securities Fund	Virtus International Real Estate Securities Fund
Phoenix Market Neutral Fund	Virtus Market Neutral Fund
Phoenix Money Market Fund	Virtus Money Market Fund
Phoenix Mid-Cap Growth Fund	Virtus Mid-Cap Growth Fund
Phoenix Mid-Cap Value Fund	Virtus Mid-Cap Value Fund
Phoenix Multi-Sector Fixed Income Fund	Virtus Multi-Sector Fixed Income Fund
Phoenix Multi-Sector Short Term Bond Fund	Virtus Multi-Sector Short Term Bond Fund
Phoenix Quality Small-Cap Fund	Virtus Quality Small-Cap Fund
Phoenix Real Estate Securities Fund	Virtus Real Estate Securities Fund
Phoenix Senior Floating Rate Fund	Virtus Senior Floating Rate Fund
Phoenix Small-Cap Growth Fund	Virtus Small-Cap Growth Fund
Phoenix Small-Cap Sustainable Growth Fund	Virtus Small-Cap Sustainable Growth Fund
Phoenix Small-Cap Value Fund	Virtus Small-Cap Value Fund
Phoenix Small-Mid Cap Fund	Virtus Small-Mid Cap Fund
Phoenix Strategic Growth Fund	Virtus Strategic Growth Fund
Phoenix Value Opportunities Fund	Virtus Value Opportunities Fund
Phoenix Wealth Accumulator PHOLIO	Virtus Wealth Accumulator Fund
Phoenix Wealth Builder PHOLIO	Virtus Wealth Builder Fund
Phoenix Wealth Guardian PHOLIO	Virtus Wealth Guardian Fund
Phoenix Worldwide Strategies Fund	Virtus Worldwide Strategies Fund

The Adviser, the Distributor/Transfer Agent/Administrator and the Parent Company

Old Name	New Name
Phoenix Investment Counsel, Inc.	Virtus Investment Advisers, Inc.
Phoenix Equity Planning Corporation	VP Distributors, Inc.*
Phoenix Investment Partners, Ltd.	Virtus Investment Partners, Inc.

The Trusts

Old Trust Name	New Trust Name
Phoenix Equity Trust	Virtus Equity Trust**
Phoenix Insight Funds Trust	Virtus Insight Trust**
Phoenix Institutional Mutual Funds	Virtus Institutional Trust**
Phoenix Opportunities Trust	Virtus Opportunities Trust**
*	Effective date to be determined and announced separately.

**	Effective on or about October 20, 2008.

Also effective October 1, 2008, all references to the Funds’ Internet location are amended to refer to VirtusInvestmentPartners.com.

Investors should retain this supplement with the Prospectuses and
Statements of Additional Information for future reference.

PXP 5183/NameChanges (09/08)